SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	281,379,130	253,978,323
Ordinary shares, shares outstanding	278,282,366	250,881,559
Treasury stock, shares	3,096,764	3,096,764
Parent Company
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	281,379,130	253,978,323
Ordinary shares, shares outstanding	278,282,366	250,881,559
Treasury stock, shares	3,096,764	3,096,764